Summary of Significant Accounting Policies - Schedule of Revenue from Contracts with Customers (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Revenue	$ 2,001	$ 1,432	$ 3,219	$ 2,944
Zapata Computing, Inc. [Member]
Disaggregation of Revenue [Line Items]
Revenue					$ 5,683	$ 5,166
Point in time [Member]
Disaggregation of Revenue [Line Items]
Revenue	735	0	735	0
Over time [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 1,266	$ 1,432	$ 2,484	$ 2,944